Fair Value Measurements (Details) - Schedule of the change in the fair value of derivative liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of the change in the fair value of derivative liabilities [Abstract]
Derivative warrant liabilities at February 12, 2021 (inception)
Issuance of Public and Private Warrants	23,027,500
Transfer of Public Warrants to Level 1	(9,660,000)
Change in fair value of derivative warrant liabilities	7,375,170
Derivative warrant liabilities	$ 20,742,670